Commitments And Contingencies (Other Commitments And Other Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
2012	$ 30
2013	27
2014	20
2015	16
2016	15
Thereafter	81
Total	189
Payments for other commitments and operating leases	$ 27	$ 25	$ 22
Expiration dates on operating leases beginning date	2012
Expiration dates on operating leases ending date	2022
Operating rental leases, annual percentage increase, low end	1.00%
Operating rental leases, annual percentage increase. high end	4.00%
Operating rental leases, extension options years, low end	1
Operating rental leases, extension options years, high end	5